Income Taxes - Summary of Reconciliation of Income Tax Expense (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Profit/(Loss) before income tax	¥ (33,740)		¥ (107,717)	¥ (16,524)
Tax expense/(benefit) at EIT tax rate of 25%	(8,435)		(26,929)	(4,131)
Effect of different tax rates applicable to different subsidiaries of the Group	(826)		(3,195)	490
Changes in valuation allowance	16,154		37,948	1,290
Income not subject to tax	(59)		(769)	(34)
Expenses not deductible for tax purposes	5,608		2,872	11,561
Research and development tax credit	(12,442)		(12,627)	(7,408)
Effect on deferred tax assets due to change in tax rates			2,700
Income tax expense	¥ 0	$ 0	¥ 0	¥ 1,768